Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	REGIONAL HEALTH PROPERTIES, INC
Entity Central Index Key	0001004724
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false